Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Accounts receivable, allowance for doubtful accounts receivable
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Beginning balance	$35,007	$37,623	$19,202
Additions, net of recoveries	68,611	83,098	115,989
Deductions	(72,545)	(85,714)	(97,568)
Ending balance	$31,073	$35,007	$37,623